LOCAL AND FOREIGN CURRENCY - Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 137,538,613	$ 136,242,116	$ 141,263,880	$ 129,160,939
Other financial assets	683,567	14,138,161
Other non-financial assets	5,948,923	5,611,861
Trade and other accounts receivable, net	174,113,323	191,284,680
Accounts receivable from related companies	9,450,263	5,370,232
Inventory	151,319,709	131,363,000
Current tax assets	2,532,056
Total Current Assets	481,586,454	484,010,050	$ 552,742,397
Dollar
CURRENT ASSETS
Cash and cash equivalents	5,917,041	6,973,298
Other non-financial assets	45,053	70,975
Trade and other accounts receivable, net	863,794	541,579
Accounts receivable from related companies	26,557	16,674
Inventory	2,197,382	3,046,600
Total Current Assets	9,049,827	10,649,126
Euros
CURRENT ASSETS
Cash and cash equivalents	51,401	17,245
Trade and other accounts receivable, net	52,332	112,763
Inventory	12,522	262,204
Total Current Assets	116,255	392,212
Unidad de fomento
CURRENT ASSETS
Other financial assets		13,647,997
Other non-financial assets	78,623	9,790
Trade and other accounts receivable, net	1,414,800	1,673,147
Total Current Assets	1,493,423	15,330,934
Chilean pesos
CURRENT ASSETS
Cash and cash equivalents	86,121,695	80,985,719
Other financial assets	355,126
Other non-financial assets	3,589,253	3,049,402
Trade and other accounts receivable, net	73,028,244	75,797,942
Accounts receivable from related companies	6,911,814	5,172,144
Inventory	50,130,341	39,750,597
Total Current Assets	220,136,473	204,755,804
Brazilian Real
CURRENT ASSETS
Cash and cash equivalents	28,040,970	21,779,408
Other financial assets	14,040	366,595
Other non-financial assets	1,275,073	1,447,790
Trade and other accounts receivable, net	66,585,089	75,387,122
Inventory	36,797,523	33,834,631
Current tax assets	2,532,056
Total Current Assets	135,244,751	132,815,546
Argentine Pesos
CURRENT ASSETS
Cash and cash equivalents	6,726,906	19,681,449
Other financial assets	300,359	123,569
Other non-financial assets	460,125	632,428
Trade and other accounts receivable, net	25,000,141	30,870,192
Accounts receivable from related companies	2,511,892	181,414
Inventory	46,394,230	43,857,361
Total Current Assets	81,393,653	95,346,413
Paraguayan Guaran
CURRENT ASSETS
Cash and cash equivalents	10,680,600	6,804,997
Other financial assets	14,042
Other non-financial assets	500,796	401,476
Trade and other accounts receivable, net	7,168,923	6,901,935
Inventory	15,787,711	10,611,607
Total Current Assets	$ 34,152,072	$ 24,720,015